UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-3450

Name of Fund: Merrill Lynch Focus Value Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Terry K. Glenn, President, Merrill Lynch
        Focus Value Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 07/31/04

Date of reporting period: 08/01/03 - 01/31/04

Item 1 - Report to Shareholders

[LOGO] Merrill Lynch Investment Managers                         www.mlim.ml.com

                                        Merrill Lynch
                                        Focus Value Fund, Inc.

Semi-Annual Report
January 31, 2004

[LOGO] Merrill Lynch Investment Managers

Merrill Lynch Focus Value Fund, Inc.

Portfolio Information as of January 31, 2004

                                                                      Percent of
Ten Largest Equity Holdings                                           Net Assets
--------------------------------------------------------------------------------
The Topps Company, Inc. ..............................................   4.3%
Raytheon Company .....................................................   3.8
Parametric Technology
   Corporation .......................................................   3.2
LSI Logic Corporation ................................................   3.1
Exxon Mobil Corporation ..............................................   3.1
Citigroup Inc. .......................................................   3.0
GlobalSantaFe Corporation ............................................   2.7
Unisys Corporation ...................................................   2.6
Bank One Corporation .................................................   2.6
Liberty Media Corporation
   (Class A) .........................................................   2.6
--------------------------------------------------------------------------------

                                                                      Percent of
Five Largest Industries*                                              Net Assets
--------------------------------------------------------------------------------
Aerospace & Defense ..................................................   8.1%
Media ................................................................   7.9
Energy Equipment & Service ...........................................   7.1
Software .............................................................   5.6
Semiconductors &
   Semiconductor Equipment ...........................................   5.2
--------------------------------------------------------------------------------

* For Fund compliance purposes, "Industries" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

                                                                      Percent of
Asset Mix                                                             Net Assets
--------------------------------------------------------------------------------
Stocks ...............................................................  95.0%
Bonds ................................................................   0.7
Cash & Cash Equivalents ..............................................   4.3
--------------------------------------------------------------------------------

Electronic Delivery

The Fund offers electronic delivery of communications to its shareholders. In order to receive this service, you must register your account and provide us with e-mail information. To sign up for this service, simply access this website http://www.icsdelivery.com/live and follow the instructions. When you visit this site, you will obtain a personal identification number (PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.


2         MERRILL LYNCH FOCUS VALUE FUND, INC.    JANUARY 31, 2004

A Letter From the President

Dear Shareholder

In my 35 years in the asset management business, 2003 was among the more memorable. The year, which opened with geopolitical turmoil, unrelenting economic uncertainty and a dismal continuation of a three-year equity market slump, vigorously reversed course in the months that followed.

As we entered 2004, the equity markets maintained their positive momentum from year-end 2003. For the six-month and 12-month periods ended January 31, 2004, the Standard & Poor's (S&P) 500 Index returned +15.23% and +34.57%, respectively. In the fixed income markets, investors willing to accept the greatest risk were rewarded the most. The high yield market, for example, provided a return of +12.07% over the past six months and +26.96% for the 12-month period ended January 31, 2004, as measured by the Credit Suisse First Boston High Yield Index.

At this time, the major signposts indicate that we are seeing a shift from economic growth fueled primarily by fiscal and monetary stimulus to a broader-based, self-sustaining economic expansion. Gross domestic product growth, which peaked at an annualized rate of 8.2% in the third quarter of 2003, is estimated at a more sustainable 4% in the fourth quarter. That level of growth is expected to repeat itself in the first quarter of 2004. For its part, the Federal Reserve Board has reiterated its willingness to keep short-term interest rates at current low levels to ensure the economy's strength.

Accompanying the increase in economic activity was an improvement in corporate earnings. By the end of January, 298 of the S&P 500 companies had reported their fourth-quarter results, and 67.4% of those exceeded expectations. In the meantime, the American consumer, who continued to spend despite the faltering economy, may get further incentive from another round of Federal tax refunds in 2004.

At Merrill Lynch Investment Managers, we believe the events and efforts of 2003 leave us with a much stronger economy and recent optimism suggests it is time for investors to consider what can go right in 2004. The events and efforts of 2003 leave us with a much stronger economy in the New Year. We encourage you to revisit your portfolio and your asset allocation strategy to ensure you are well positioned to take advantage of the opportunities that lie ahead.

We thank you for trusting Merrill Lynch Investment Managers with your investment assets, and we look forward to serving you in the months and years ahead.

                                        Sincerely,


                                        /s/ Terry K. Glenn

                                        Terry K. Glenn
                                        President and Director


          MERRILL LYNCH FOCUS VALUE FUND, INC.    JANUARY 31, 2004             3

[LOGO] Merrill Lynch Investment Managers

A Discussion With Your Fund's Portfolio Managers

      Fund performance exceeded that of its benchmarks and its Lipper category average for the period, having benefited significantly from a focus on cyclical stocks that outperformed with the improving economy.

How did the Fund perform during the period in light of the existing market conditions?

For the six-month period ended January 31, 2004, Merrill Lynch Focus Value Fund, Inc.'s Class A, Class B, Class C, Class I and Class R Shares had total returns of +20.78%, +20.27%, +20.28%, +20.95% and +20.60%, respectively. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 6 and 7 of this report to shareholders.) The Fund outperformed both the +15.23% return of the unmanaged Standard & Poor's 500 Index and the +16.86% return of the Russell 1000 Value Index for the same period. Fund returns also exceeded the +17.27% average return of the Lipper Multi Cap Value Funds category for the six-month period. (Funds in this Lipper category invest in companies in a variety of market-capitalization ranges and that are considered to be undervalued relative to a major unmanaged stock index.)

At the start of the period, the Fund had a bias toward economic sensitivity. We found valuations to be most attractive in those areas of the market that were most likely to benefit from economic recovery. As such, we were overweight in cyclicals, including industrials, materials and technology stocks. Although technology is typically considered a growth industry, we have learned that capital expenditures on technology are dependent upon a company's profitability, so we consider technology stocks to be highly cyclical.

In initiating this cyclical approach, our feeling was that the economy had suffered after the events of September 11, 2001 and well into the following year. Yet the economy grew in 2002 despite a myriad of scandals and misfortunes, including accounting irregularities, corporate governance issues and impending war in Iraq. If the economy could grow under these extreme conditions, we felt certain that growth would accelerate in 2003, and we positioned the portfolio accordingly. Our thesis held true and, during the six-month period ended January 31, 2004, economic growth gained significant momentum. In turn, many stocks that had been beaten down rebounded dramatically. The primary beneficiaries of this upturn were higher-beta, economically sensitive stocks, and our bias in these areas benefited performance significantly.

The majority of the Fund's relative outperformance was generated by our investments in information technology, which led the way out of the equity market downturn. Although these stocks were the most depressed over the last 12 to 18 months, technology companies were also among the first to realign their costs and manage their operations in such a way that they were not losing a lot of money at the trough in the economic cycle. When these companies started to see returns to their revenue lines, earnings bounced back to a greater extent than other industries. Top performers for the Fund were two of our larger positions -- 3Com Corporation and LSI Logic Corporation.

Fund performance also benefited from our position in the consumer discretionary sector. Stocks with a retail orientation, such as Foot Locker, Inc., Hasbro, Inc. and McDonald's Corporation, significantly contributed to the relative outperformance. In addition, consumer discretionary stocks in the media sector, such as Time Warner Inc. and Liberty Media Corporation, also generated attractive returns as investors began to anticipate that the improving economy and a better advertising environment would benefit company earnings.

An upturn in industrial America translated into solid performance in the Fund's industrial sector. Thomas & Betts Corporation, an electronic products distributor, provided strong returns, while The B.F. Goodrich Company and The Boeing Company performed well following an upturn in the aerospace business. In the materials sector, performance was primarily driven by our investment in Arch Coal, Inc., which benefited from increased demand and higher prices being commanded for alternative energy sources.

Detracting from performance during the period was an underweight position in the financials sector. As of January 31, 2004, the Russell 1000 Value Index had a 36% weighting in financials versus a portfolio position of 14%. As a diversified mutual fund, we are precluded from investing such a large percentage of net assets in any one sector. More so, we are concerned about the prospects for many financial stocks given their historical tendency to underperform in periods of rising interest rates. For these reasons, we are comfortable with our exposure and will continue to emphasize those financial stocks positioned to benefit from rising stock markets, such as investment banks.


4         MERRILL LYNCH FOCUS VALUE FUND, INC.    JANUARY 31, 2004

What changes were made to the portfolio during the period?

While we maintained our bias toward an up-market and economic sensitivity, we began finding more value in the defensive areas of the market as the period wore on. True to our contrarian investment approach, we began to take profits in some of the economically sensitive stocks that performed so well and invest in those areas that had yet to outperform.

We added a number of consumer discretionary stocks to the portfolio, with a focus on media. Early in the period, we initiated positions in Time Warner Inc. and Viacom, Inc., which had not yet participated in the equity market rally. Given the favorable economic outlook, we felt that advertising would improve, company earnings would benefit and the company stocks would do well as a result. As we ended the period, this scenario was already starting to play out.

We also found value in some of the more stable businesses in the consumer staples area. We added ConAgra, Inc., maker of a variety of consumer brands, including Healthy Choice, Butterball and Orville Reddenbacher. We also initiated a position in Unilever NV, a major food company associated with such familiar names as Lipton and WishBone. Investors seemed skeptical about these companies' growth rates, instead continuing to favor higher-beta stocks. Under the circumstances, both investments represented value in our view.

We increased the portfolio's weighting in the energy sector, where we see the potential for positive results ahead. Historically, the energy group has moved with the level of economic activity. We have not yet seen that play out in this economic recovery, perhaps because investors did not expect the prevailing high commodity prices to persist. Nevertheless, we believe the supply/demand characteristics of oil and gas are positive and that there are good fundamental reasons for the currently high commodity prices. These prices will last longer than most expect, in our opinion, and stock prices will eventually need to reflect these high price levels.

The portfolio's position in the industrials sector also increased during the period, primarily because of the addition of two railroad stocks -- CSX Corporation and Norfolk Southern Corporation. Like energy, this group historically has tracked the level of economic activity, but this time has lagged. Railroad companies are sensitive to the level of coal demand, and we expect to see a pick-up there given the high prices of all other energy products. This ultimately should benefit the earnings of railroad companies. Also in industrials, we purchased additional shares of Raytheon Company, now one of the Fund's ten largest holdings. We believe that Raytheon, a defense company, will generate a significant amount of free cash flow that may be used for a share repurchase or dividend increase.

On the sell side, we liquidated our position in Boise Cascade Corporation following its acquisition of Office Max and its subsequent price appreciation. We sold Janus Capital Group Inc. and Wachovia Corporation out of the portfolio as they reached our price targets. While we trimmed positions in information technology, we did not decrease our overall exposure to the sector. Given the substantial appreciation of the sector, it remained at a 21% weighting in the portfolio throughout the period, despite the strategic reductions.

How would you characterize the portfolio's position at the close of the period?

We believe the equity market will continue to head upward this year and that the economy will continue to recover, although both at a slower pace than in 2003. At the close of the period, the portfolio's largest overweight remained in technology, where we still see some appreciation potential. Our next-largest overweight was in energy. In our view, the underlying gas and oil supply problems in the United States and elsewhere have been masked by lack of demand due to soft economies. As economies and industrial production continue to recover, so will demand for energy. We had underweights at period end in the financials, health care, telecommunication services and utilities sectors.

Overall, we believe the market has moved to a phase where there are no major themes to be exploited. The opportunity to uncover neglected industry groups for capital appreciation has passed, and we are moving into more of a stock-picker's market. Our emphasis going forward will be on uncovering individual investment opportunities that present good long-term value. To that end, we will continue to search for what we believe are very good companies that are temporarily underpriced as a result of negative investor sentiment or short-term circumstances, and that we believe have the potential to offer significant value over a three-year time horizon.

Robert J. Martorelli
Vice President and Co-Portfolio Manager

Kevin M. Rendino
Vice President and Co-Portfolio Manager

February 12, 2004


          MERRILL LYNCH FOCUS VALUE FUND, INC.    JANUARY 31, 2004             5

[LOGO] Merrill Lynch Investment Managers

Performance Data

About Fund Performance

Effective April 14, 2003, Class A Shares were redesignated Class I Shares and Class D Shares were redesignated Class A Shares. Investors are able to purchase shares of the Fund through multiple pricing alternatives:

o Class A Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

o Class B Shares are subject to a maximum contingent deferred sales charge of 4% declining to 0% after six years. All Class B Shares purchased prior to June 1, 2001 will maintain the four-year schedule. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class A Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class I Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class I Shares are available only to eligible investors.

o Class R Shares do not incur a maximum sales charge (front-end load) or deferred sales charge. These shares are subject to a distribution fee of 0.25% and an account maintenance fee of 0.25%. Class R Shares are available only to certain retirement plans.

None of the past results shown should be considered a representation of future performance. Current performance may be lower or higher than the performance data quoted. Refer to www.mlim.ml.com to obtain more current performance information. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the following tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund's Administrator voluntarily waived a portion of its administrative fee. Without such waiver, the Fund's performance would have been lower.

Recent Performance Results

                                                                                  10-Year/
                                                6-Month        12-Month       Since Inception
As of January 31, 2004                       Total Return    Total Return       Total Return
==================================================================================================
ML Focus Value Fund, Inc. Class A Shares*       +20.78%         +42.33%           +180.84%
--------------------------------------------------------------------------------------------------
ML Focus Value Fund, Inc. Class B Shares*       +20.27          +41.27            +151.09
--------------------------------------------------------------------------------------------------
ML Focus Value Fund, Inc. Class C Shares*       +20.28          +41.27            +161.11
--------------------------------------------------------------------------------------------------
ML Focus Value Fund, Inc. Class I Shares*       +20.95          +42.71            +178.10
--------------------------------------------------------------------------------------------------
ML Focus Value Fund, Inc. Class R Shares*       +20.60          +42.80            + 35.06
--------------------------------------------------------------------------------------------------
Russell 1000 Value Index**                      +16.86          +35.60      +201.29/+214.24/+28.35
--------------------------------------------------------------------------------------------------
Standard & Poor's 500 Index***                  +15.23          +34.57      +181.31/+185.40/+26.88
--------------------------------------------------------------------------------------------------

* Investment results shown do not reflect sales charges; results would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's 10-year/since inception total return periods are 10 years for Class B & Class I Shares; from 10/21/94 for Class A & Class C Shares and from 1/03/03 for Class R Shares.
** This unmanaged Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Ten-year/since inception total returns are for 10 years, from 10/21/94 and from 1/03/03, respectively.
*** This unmanaged Index covers 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE issues), representing about 75% of NYSE market capitalization and 30% of NYSE issues. Ten-year/since inception total returns are for 10 years, from 10/21/94 and from 1/03/03, respectively.


6         MERRILL LYNCH FOCUS VALUE FUND, INC.    JANUARY 31, 2004

Performance Data (concluded)

Average Annual Total Return

                                                 Return Without     Return With
                                                  Sales Charge    Sales Charge**
================================================================================
Class A Shares*
================================================================================
One Year Ended 1/31/04                              +42.33%           +34.86%
--------------------------------------------------------------------------------
Five Years Ended 1/31/04                            +10.57            + 9.39
--------------------------------------------------------------------------------
Inception (10/21/94)
through 1/31/04                                     +11.77            +11.12
--------------------------------------------------------------------------------
*     Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.

                                                    Return             Return
                                                 Without CDSC       With CDSC**
================================================================================
Class B Shares*
================================================================================
One Year Ended 1/31/04                              +41.27%           +37.27%
--------------------------------------------------------------------------------
Five Years Ended 1/31/04                            + 9.71            + 9.43
--------------------------------------------------------------------------------
Ten Years Ended 1/31/04                              +9.64            + 9.64
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 4% and is reduced to 0% after six years.
**    Assuming payment of applicable contingent deferred sales charge.

--------------------------------------------------------------------------------
                                                     Return            Return
                                                  Without CDSC       With CDSC**
================================================================================
Class C Shares*
================================================================================
One Year Ended 1/31/04                              +41.27%           +40.27%
--------------------------------------------------------------------------------
Five Years Ended 1/31/04                            + 9.71            + 9.71
--------------------------------------------------------------------------------
Inception (10/21/94)
through 1/31/04                                     +10.90            +10.90
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 1% and is reduced to 0% after one year.
**    Assuming payment of applicable contingent deferred sales charge.

--------------------------------------------------------------------------------
                                                 Return Without    Return With
                                                  Sales Charge    Sales Charge**
================================================================================
Class I Shares*
================================================================================
One Year Ended 1/31/04                              +42.71%           +35.22%
--------------------------------------------------------------------------------
Five Years Ended 1/31/04                            +10.84            + 9.65
--------------------------------------------------------------------------------
Ten Years Ended 1/31/04                             +10.77            +10.17
--------------------------------------------------------------------------------
*     Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.

--------------------------------------------------------------------------------
                                                                  Return Without
                                                                   Sales Charge
================================================================================
Class R Shares
================================================================================
One Year Ended 1/31/04                                               +42.80%
--------------------------------------------------------------------------------
Inception (1/03/03) through 1/31/04                                  +32.20%
--------------------------------------------------------------------------------


          MERRILL LYNCH FOCUS VALUE FUND, INC.    JANUARY 31, 2004             7

[LOGO] Merrill Lynch Investment Managers

Schedule of Investments

                                                                                                                          Percent of
                     Industry*                     Shares Held     Common Stocks & Other Equity Interests       Value     Net Assets
====================================================================================================================================
Discount to Assets   Aerospace & Defense               134,300     The Boeing Company                       $  5,607,025        1.3%
                     ---------------------------------------------------------------------------------------------------------------
                     Communications Equipment          979,400   + 3Com Corporation                            7,541,380        1.7
                     ---------------------------------------------------------------------------------------------------------------
                     Diversified Telecommunication     125,900     Verizon Communications                      4,640,674        1.1
                     Services
                     ---------------------------------------------------------------------------------------------------------------
                     Energy Equipment & Service        426,500     GlobalSantaFe Corporation                  11,643,450        2.7
                     ---------------------------------------------------------------------------------------------------------------
                     Insurance                          24,200     Marsh & McLennan Companies, Inc.            1,135,706        0.3
                     ---------------------------------------------------------------------------------------------------------------
                     Media                             946,560   + Liberty Media Corporation (Class A)        11,017,958        2.6
                     ---------------------------------------------------------------------------------------------------------------
                     Paper & Forest Products           436,100     Sappi Limited (ADR)(a)                      5,800,130        1.3
                     ---------------------------------------------------------------------------------------------------------------
                                                                   Total Discount to Assets                   47,386,323       11.0
====================================================================================================================================
Earnings Turnaround  Aerospace & Defense               221,600     The B.F. Goodrich Company                   6,836,360        1.6
                                                       167,100     Honeywell International Inc.                6,035,652        1.4
                     ---------------------------------------------------------------------------------------------------------------
                     Airlines                          200,600     Delta Air Lines, Inc.                       2,106,300        0.5
                     ---------------------------------------------------------------------------------------------------------------
                     Capital Markets                   189,100     Mellon Financial Corporation                6,185,461        1.4
                                                       151,200     Morgan Stanley                              8,801,352        2.0
                     ---------------------------------------------------------------------------------------------------------------
                     Commercial Banks                  219,500     Bank One Corporation                       11,108,895        2.6
                     ---------------------------------------------------------------------------------------------------------------
                     Communications Equipment        1,007,120   + Lucent Technologies Inc.                    4,511,898        1.0
                     ---------------------------------------------------------------------------------------------------------------
                     Diversified Telecommunication     185,000     SBC Communications Inc.                     4,717,500        1.1
                     Services
                     ---------------------------------------------------------------------------------------------------------------
                     Electronic Equipment &            329,400   + Celestica Inc.                              5,649,210        1.3
                     Instruments
                     ---------------------------------------------------------------------------------------------------------------
                     Energy Equipment & Service        133,000     ENSCO International Incorporated            3,790,500        0.9
                                                       771,900   + Grant Prideco, Inc.                        10,497,840        2.4
                                                       178,600   + Transocean Inc.                             4,811,484        1.1
                     ---------------------------------------------------------------------------------------------------------------
                     Food & Staples Retailing          144,000     Albertson's, Inc.                           3,363,840        0.8
                                                     2,008,400     The Topps Company, Inc.                    18,497,364        4.3
                     ---------------------------------------------------------------------------------------------------------------
                     Food Products                     308,900     Tyson Foods, Inc. (Class A)                 4,750,882        1.1
                                                        77,200     Unilever NV (NY Registered Shares)          5,209,456        1.2
                     ---------------------------------------------------------------------------------------------------------------
                     Hotels, Restaurants & Leisure     252,700     McDonald's Corporation                      6,504,498        1.5
                     ---------------------------------------------------------------------------------------------------------------
                     Insurance                         174,800     Aon Corporation                             4,294,836        1.0
                                                        74,100     The Hartford Financial Services
                                                                   Group, Inc.                                 4,767,594        1.1
                                                       528,023     Travelers Property Casualty Corp.
                                                                   (Class A)                                   9,588,898        2.2
                     ---------------------------------------------------------------------------------------------------------------
                     Leisure Equipment & Products      169,600     Hasbro, Inc.                                3,349,600        0.8
                     ---------------------------------------------------------------------------------------------------------------
                     Media                             900,000   + CST Entertainment, Inc.                            90        0.0
                                                       189,700     Viacom, Inc. (Class B)                      7,644,910        1.8
                     ---------------------------------------------------------------------------------------------------------------
                     Oil & Gas                         329,800     Exxon Mobil Corporation                    13,452,542        3.1
                     ---------------------------------------------------------------------------------------------------------------
                     Pharmaceuticals                   418,600     Schering-Plough Corporation                 7,342,244        1.7
                     ---------------------------------------------------------------------------------------------------------------
                     Road & Rail                       110,600     CSX Corporation                             3,490,536        0.8
                                                       391,200     Norfolk Southern Corporation                8,723,760        2.0
                     ---------------------------------------------------------------------------------------------------------------
                     Semiconductors &                  599,400   + Advanced Micro Devices, Inc.                8,907,084        2.1
                     Semiconductor Equipment         1,309,200   + LSI Logic Corporation                      13,471,668        3.1
                     ---------------------------------------------------------------------------------------------------------------
                     Software                        1,019,700   + Borland Software Corporation               10,513,107        2.4
                                                     3,266,000   + Parametric Technology Corporation          13,684,540        3.2
                     ---------------------------------------------------------------------------------------------------------------
                     Specialty Retail                  418,200     Foot Locker, Inc.                          10,346,268        2.4
                                                       652,300   + Toys 'R' Us, Inc.                           9,210,476        2.1
                     ---------------------------------------------------------------------------------------------------------------
                                                                   Total Earnings Turnaround                 242,166,645       56.0
====================================================================================================================================


8         MERRILL LYNCH FOCUS VALUE FUND, INC.    JANUARY 31, 2004

                                                                                                                          Percent of
                     Industry*                     Shares Held     Common Stocks & Other Equity Interests       Value     Net Assets
====================================================================================================================================
Financial            Construction & Engineering      1,079,146   + New Millennium Homes, LLC (b)            $     10,252     0.0%
Restructuring        ---------------------------------------------------------------------------------------------------------------
                     Machinery                         139,388   + Goss Holdings Inc. (Class B)                        1     0.0
                     ---------------------------------------------------------------------------------------------------------------
                     Oil & Gas                       1,981,437   + Gulfport Energy Corporation--Litigation
                                                                   Trust Certificates                                 20     0.0
                     ---------------------------------------------------------------------------------------------------------------
                                                                   Total Financial Restructuring                  10,273     0.0
====================================================================================================================================
Operational          Aerospace & Defense               544,000     Raytheon Company                           16,597,440     3.8
Restructuring        ---------------------------------------------------------------------------------------------------------------
                     Capital Markets                   152,200     J.P. Morgan Chase & Co.                     5,919,058     1.4
                     ---------------------------------------------------------------------------------------------------------------
                     Chemicals                         175,200     E.I. du Pont de Nemours and Company         7,691,280     1.8
                     ---------------------------------------------------------------------------------------------------------------
                     Commercial Banks                   13,900     The Bank of New York Company, Inc.            441,325     0.1
                     ---------------------------------------------------------------------------------------------------------------
                     Communications Equipment          210,800     Nokia Oyj 'A' (ADR)(a)                      4,355,128     1.0
                     ---------------------------------------------------------------------------------------------------------------
                     Computers & Peripherals           399,800     Hewlett-Packard Company                     9,511,242     2.2
                     ---------------------------------------------------------------------------------------------------------------
                     Electrical Equipment              342,400     Thomas & Betts Corporation                  7,097,952     1.6
                     ---------------------------------------------------------------------------------------------------------------
                     Food Products                     276,700     ConAgra, Inc.                               7,177,598     1.6
                     ---------------------------------------------------------------------------------------------------------------
                     Household Products                153,700     Kimberly-Clark Corporation                  9,077,522     2.1
                     ---------------------------------------------------------------------------------------------------------------
                     IT Services                       804,400   + Unisys Corporation                         11,132,896     2.6
                     ---------------------------------------------------------------------------------------------------------------
                     Leisure Equipment & Products      244,300     Eastman Kodak Company                       6,940,563     1.6
                     ---------------------------------------------------------------------------------------------------------------
                     Media                             130,200   + Comcast Corporation (Special Class A)       4,290,090     1.0
                                                       610,200   + Time Warner Inc.                           10,721,214     2.5
                     ---------------------------------------------------------------------------------------------------------------
                                                                   Total Operational Restructuring           100,953,308    23.3
====================================================================================================================================
Price to Book        Diversified Financial Services    264,900     Citigroup Inc.                             13,107,252     3.0
                     ---------------------------------------------------------------------------------------------------------------
                     Metals & Mining                   263,000     Arch Coal, Inc.                             7,264,060     1.7
                     ---------------------------------------------------------------------------------------------------------------
                                                                   Total Price to Book                        20,371,312     4.7
                     ===============================================================================================================
                                                                   Total Common Stocks & Other Equity
                                                                   Interests (Cost--$332,691,700)            410,887,861    95.0
                     ===============================================================================================================
                                                   Face Amount     Corporate Bonds
====================================================================================================================================
Financial            Construction & Engineering     $7,221,000   + New Millennium Homes, 0%
Restructuring                                                      due 12/31/2007 (c)                          2,888,400     0.7
                     ---------------------------------------------------------------------------------------------------------------
                     Machinery                       5,976,171   + Goss Graphic Systems, Inc., 12.25%
                                                                   due 11/19/2005                                      1     0.0
                     ---------------------------------------------------------------------------------------------------------------
                                                                   Total Corporate Bonds (Cost--$9,262,471)    2,888,401     0.7
                     ===============================================================================================================

                                                   Shares Held     Preferred Stock
====================================================================================================================================
Financial            Construction & Engineering          7,786   + New Millennium Homes (Convertible)                739     0.0
Restructuring        ---------------------------------------------------------------------------------------------------------------
                                                                   Total Preferred Stock (Cost--$590)                739     0.0
                     ===============================================================================================================


          MERRILL LYNCH FOCUS VALUE FUND, INC.    JANUARY 31, 2004             9

[LOGO] Merrill Lynch Investment Managers

Schedule of Investments (concluded)

                                 Beneficial Interest/                                                                     Percent of
                                          Shares Held     Short-Term Securities                                 Value     Net Assets
====================================================================================================================================
                                          $22,552,397     Merrill Lynch Liquidity Series,
                                                          LLC Cash Sweep Series I (e)                        $ 22,552,397     5.2%
                                          $47,135,737     Merrill Lynch Liquidity Series,
                                                          LLC Money Market Series (d)(e)                       47,135,737    10.9
                                           15,711,913     Merrill Lynch Premier Institutional Fund (d)(e)      15,711,913     3.6
------------------------------------------------------------------------------------------------------------------------------------
                                                          Total Short-Term Securities
                                                          (Cost--$85,400,047)                                  85,400,047    19.7
====================================================================================================================================
Total Investments (Cost--$427,354,808)                                                                        499,177,048   115.4

Liabilities in Excess of Other Assets                                                                         (66,702,411   (15.4)
                                                                                                             -----------------------
Net Assets                                                                                                   $432,474,637   100.0%
                                                                                                             =======================

+     Non-income producing security.
* For Fund compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
(a)   American Depositary Receipts (ADR).
(b) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(c)   Represents a zero coupon bond.
(d)   Security was purchased with the cash proceeds from securities loans.
(e) Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) are as follows:

      --------------------------------------------------------------------------
                                                                       Interest/
                                                        Net            Dividend
      Affiliate                                      Activity           Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series,
        LLC Cash Sweep Series I                    $ (7,475,806)    $    150,183

      Merrill Lynch Liquidity Series,
        LLC Money Market Series                    $ 14,693,077     $     16,280

      Merrill Lynch Premier
        Institutional Fund                           (5,916,527)    $      7,297
      --------------------------------------------------------------------------

      See Notes to Financial Statements.


10        MERRILL LYNCH FOCUS VALUE FUND, INC.    JANUARY 31, 2004

Statement of Assets and Liabilities

As of January 31, 2004
====================================================================================================================================
Assets
------------------------------------------------------------------------------------------------------------------------------------
                   Investments, at value (including securities loaned of $60,532,275)
                    (identified cost--$427,354,808) .............................................                     $ 499,177,048
                   Cash .........................................................................                             3,461
                   Receivables: .................................................................
                      Securities sold ...........................................................   $  11,686,394
                      Dividends .................................................................         370,308
                      Capital shares sold .......................................................         187,107
                      Interest ..................................................................          18,154
                      Securities lending--net ...................................................           8,060        12,270,023
                                                                                                    -------------
                   Prepaid registration fees and other assets ...................................                            36,804
                                                                                                                      -------------
                   Total assets .................................................................                       511,487,336
                                                                                                                      -------------
====================================================================================================================================
Liabilities
------------------------------------------------------------------------------------------------------------------------------------
                   Collateral on securities loaned, at value ....................................                        62,847,650
                   Payables:
                      Securities purchased ......................................................      14,213,638
                      Capital shares redeemed ...................................................       1,322,744
                      Investment adviser ........................................................         353,779
                      Other affiliates ..........................................................         154,986
                      Distributor ...............................................................         119,902        16,165,049
                                                                                                    --------------------------------
                   Total liabilities ............................................................                        79,012,699
                                                                                                                      -------------
====================================================================================================================================
Net Assets
------------------------------------------------------------------------------------------------------------------------------------
                   Net assets ...................................................................                     $ 432,474,637
                                                                                                                      =============
====================================================================================================================================
Net Assets Consist of
------------------------------------------------------------------------------------------------------------------------------------
                   Class A Shares of Common Stock, $.10 par value,
                    100,000,000 shares authorized ...............................................                     $   1,141,588
                   Class B Shares of Common Stock, $.10 par value,
                    100,000,000 shares authorized ...............................................                           623,822
                   Class C Shares of Common Stock, $.10 par value,
                    50,000,000 shares authorized ................................................                           322,590
                   Class I Shares of Common Stock, $.10 par value,
                    50,000,000 shares authorized ................................................                         1,449,830
                   Class R Shares of Common Stock, $.10 par value,
                    100,000,000 shares authorized ...............................................                               421
                   Paid-in capital in excess of par .............................................                       412,348,129
                   Accumulated investment loss--net .............................................   $    (532,578)
                   Accumulated realized capital losses on investments--net                            (54,701,405)
                   Unrealized appreciation on investments--net ..................................      71,822,240
                                                                                                    -------------
                   Total accumulated earnings--net ..............................................                        16,588,257
                                                                                                                      -------------
                   Net Assets ...................................................................                     $ 432,474,637
                                                                                                                      =============
====================================================================================================================================
Net Asset Value
------------------------------------------------------------------------------------------------------------------------------------
                   Class A--Based on net assets of $142,022,331 and 11,415,880 shares outstanding                     $       12.44
                                                                                                                      =============
                   Class B--Based on net assets of $72,184,080 and 6,238,220 shares outstanding .                     $       11.57
                                                                                                                      =============
                   Class C--Based on net assets of $36,544,767 and 3,225,900 shares outstanding .                     $       11.33
                                                                                                                      =============
                   Class I--Based on net assets of $181,674,218 and 14,498,299 shares outstanding                     $       12.53
                                                                                                                      =============
                   Class R--Based on net assets of $49,241 and 4,205 shares outstanding .........                     $       11.71
                                                                                                                      =============

      See Notes to Financial Statements.


          MERRILL LYNCH FOCUS VALUE FUND, INC.    JANUARY 31, 2004            11

[LOGO] Merrill Lynch Investment Managers

Statement of Operations

For the Six Months Ended January 31, 2004
====================================================================================================================================
Investment Income
------------------------------------------------------------------------------------------------------------------------------------
                   Dividends (net of $11,167 foreign withholding tax) ...........................                     $   2,620,485
                   Interest .....................................................................                           150,183
                   Securities lending--net ......................................................                            23,577
                                                                                                                      -------------
                   Total income .................................................................                         2,794,245
                                                                                                                      -------------
====================================================================================================================================
Expenses
------------------------------------------------------------------------------------------------------------------------------------
                   Investment advisory fees .....................................................   $   2,031,995
                   Account maintenance and distribution fees--Class B ...........................         348,773
                   Account maintenance and distribution fees--Class C ...........................         169,069
                   Account maintenance fees--Class A ............................................         163,398
                   Transfer agent fees--Class I .................................................         125,345
                   Transfer agent fees--Class A .................................................          95,151
                   Accounting services ..........................................................          84,674
                   Transfer agent fees--Class B .................................................          58,496
                   Professional fees ............................................................          40,318
                   Printing and shareholder reports .............................................          32,744
                   Custodian fees ...............................................................          31,553
                   Transfer agent fees--Class C .................................................          29,684
                   Registration fees ............................................................          26,260
                   Directors' fees and expenses .................................................           9,177
                   Pricing fees .................................................................             484
                   Account maintenance and distribution fees--Class R ...........................              30
                   Transfer agent fees--Class R .................................................               8
                   Other ........................................................................          13,011
                                                                                                    -------------
                   Total expenses before waiver .................................................       3,260,170
                   Waiver of expenses ...........................................................        (304,799)
                                                                                                    -------------
                   Total expenses after waiver ..................................................                         2,955,371
                                                                                                                      -------------
                   Investment loss--net .........................................................                          (161,126)
                                                                                                                      -------------
====================================================================================================================================
Realized & Unrealized Gain on Investments--Net
------------------------------------------------------------------------------------------------------------------------------------
                   Realized gain on investments--net ............................................                        29,028,129
                   Change in unrealized appreciation on investments--net ........................                        47,865,208
                                                                                                                      -------------
                   Total realized and unrealized gain on investments--net .......................                        76,893,337
                                                                                                                      -------------
                   Net Increase in Net Assets Resulting from Operations .........................                     $  76,732,211
                                                                                                                      =============

      See Notes to Financial Statements.


12        MERRILL LYNCH FOCUS VALUE FUND, INC.    JANUARY 31, 2004

Statements of Changes in Net Assets

                                                                                                      For the Six        For the
                                                                                                     Months Ended       Year Ended
                                                                                                      January 31,        July 31,
Increase (Decrease) in Net Assets:                                                                       2004              2003
====================================================================================================================================
Operations
------------------------------------------------------------------------------------------------------------------------------------
                   Investment loss--net ...............................                             $    (161,126)    $  (1,261,569)
                   Realized gain (loss) on investments--net ...........                                29,028,129       (43,272,143)
                   Change in unrealized appreciation/depreciation on
                    investments--net ..................................                                47,865,208       109,769,837
                                                                                                    --------------------------------
                   Net increase in net assets resulting from operations                                76,732,211        65,236,125
                                                                                                    --------------------------------
====================================================================================================================================
Capital Share Transactions
------------------------------------------------------------------------------------------------------------------------------------
                   Net decrease in net assets derived from capital
                    share transactions ................................                               (25,048,007)      (59,592,424)
                                                                                                    --------------------------------
====================================================================================================================================
Net Assets
------------------------------------------------------------------------------------------------------------------------------------
                   Total increase in net assets .......................                                51,684,204         5,643,701
                   Beginning of period ................................                               380,790,433       375,146,732
                                                                                                    --------------------------------
                   End of period* .....................................                             $ 432,474,637     $ 380,790,433
                                                                                                    ===============================
                      * Accumulated investment loss--net ..............                             $    (532,578)    $    (371,452)
                                                                                                    ===============================

      See Notes to Financial Statements.

          MERRILL LYNCH FOCUS VALUE FUND, INC.    JANUARY 31, 2004            13

[LOGO] Merrill Lynch Investment Managers

Financial Highlights

                                                                                           Class A
                                                             -----------------------------------------------------------------------
The following per share data and ratios have been derived    For the Six                          For the
from information provided in the financial statements.       Months Ended                    Year Ended July 31,+
                                                             January 31,  ----------------------------------------------------------
Increase (Decrease) in Net Asset Value:                          2004          2003          2002           2001           2000
====================================================================================================================================
Per Share Operating Performance
------------------------------------------------------------------------------------------------------------------------------------
                 Net asset value, beginning of period ..   $     10.30    $      8.58    $     12.01    $     13.86    $     13.67
                                                           -----------------------------------------------------------------------
                 Investment income(loss)--net*** .......            --++         (.02)          (.01)           .05            .08
                 Realized and unrealized gain (loss) on
                   investments and foreign currency
                   transactions--net ...................          2.14           1.74          (2.70)           .94           1.56
                                                           -----------------------------------------------------------------------
                 Total from investment operations ......          2.14           1.72          (2.71)           .99           1.64
                                                           -----------------------------------------------------------------------
                 Less dividends and distributions:
                    Investment income--net .............            --             --             --           (.05)          (.14)
                    In excess of investment income--net             --             --             --           (.04)          (.01)
                    Realized gain on investments--net ..            --             --           (.72)         (2.75)         (1.30)
                                                           -----------------------------------------------------------------------
                 Total dividends and distributions .....            --             --           (.72)         (2.84)         (1.45)
                                                           -----------------------------------------------------------------------
                 Net asset value, end of period ........   $     12.44    $     10.30    $      8.58    $     12.01    $     13.86
                                                           =======================================================================
====================================================================================================================================
Total Investment Return**
------------------------------------------------------------------------------------------------------------------------------------
                 Based on net asset value per share ....         20.78%@        20.05%        (23.06%)         7.73%         12.77%
                                                           =======================================================================
====================================================================================================================================
Ratios to Average Net Assets
------------------------------------------------------------------------------------------------------------------------------------
                 Expenses, net of waiver ...............          1.36%*         1.42%          1.41%          1.49%          1.46%
                                                           =======================================================================
                 Expenses ..............................          1.51%*         1.57%          1.54%          1.49%          1.46%
                                                           =======================================================================
                 Investment income (loss)--net .........           .01%*         (.23%)         (.12%)          .45%           .55%
                                                           =======================================================================
====================================================================================================================================
Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
                 Net assets, end of period (in thousands)  $   142,022    $   120,193    $   109,033    $   119,272    $   106,748
                                                           =======================================================================
                 Portfolio turnover ....................         52.10%         54.67%        123.59%        112.13%         95.11%
                                                           =======================================================================

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
***   Based on average shares outstanding.
+     Effective April 14, 2003, Class D Shares were redesignated Class A Shares.
++    Amount is less than $.01 per share.
@     Aggregate total investment return.

      See Notes to Financial Statements.


14        MERRILL LYNCH FOCUS VALUE FUND, INC.    JANUARY 31, 2004

                                                                                           Class B
                                                           -------------------------------------------------------------------------
The following per share data and ratios have been derived  For the Six                            For the
from information provided in the financial statements.     Months Ended                      Year Ended July 31,
                                                           January 31,   ----------------------------------------------------------
Increase (Decrease) in Net Asset Value:                        2004           2003           2002           2001           2000
====================================================================================================================================
Per Share Operating Performance
------------------------------------------------------------------------------------------------------------------------------------
                 Net asset value, beginning of period ..   $      9.62    $      8.07    $     11.36    $     13.23    $     13.06
                                                           -----------------------------------------------------------------------
                 Investment loss--net*** ...............          (.04)          (.09)          (.09)          (.03)          (.02)
                 Realized and unrealized gain (loss) on
                   investments and foreign currency
                   transactions--net ...................          1.99           1.64          (2.54)           .89           1.47
                                                           -----------------------------------------------------------------------
                 Total from investment operations ......          1.95           1.55          (2.63)           .86           1.45
                                                           -----------------------------------------------------------------------
                 Less dividends and distributions:
                   Investment income--net ..............            --             --             --           (.01)            --+
                   In excess of investment income--net .            --             --             --           (.01)            --+
                   Realized gain on investments--net ...            --             --           (.66)         (2.71)         (1.28)
                                                           -----------------------------------------------------------------------
                 Total dividends and distributions .....            --             --           (.66)         (2.73)         (1.28)
                                                           -----------------------------------------------------------------------
                 Net asset value, end of period ........   $     11.57    $      9.62    $      8.07    $     11.36    $     13.23
                                                           =======================================================================
====================================================================================================================================
Total Investment Return**
------------------------------------------------------------------------------------------------------------------------------------
                 Based on net asset value per share ....         20.27%@        19.21%        (23.69%)         6.91%         11.85%
                                                           =======================================================================
====================================================================================================================================
Ratios to Average Net Assets
------------------------------------------------------------------------------------------------------------------------------------
                 Expenses, net of waiver ...............          2.13%*         2.20%          2.18%          2.26%          2.23%
                                                           =======================================================================
                 Expenses ..............................          2.28%*         2.35%          2.30%          2.26%          2.23%
                                                           =======================================================================
                 Investment loss--net ..................          (.76%)*       (1.02%)         (.89%)         (.27%)         (.12%)
                                                           =======================================================================
====================================================================================================================================
Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
                 Net assets, end of period (in thousands)  $    72,184    $    67,382    $    79,617    $   132,202    $   165,524
                                                           =======================================================================
                 Portfolio turnover ....................         52.10%         54.67%        123.59%        112.13%         95.11%
                                                           =======================================================================

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
***   Based on average shares outstanding.
+     Amount is less than $(.01) per share.
@     Aggregate total investment return.

      See Notes to Financial Statements.


          MERRILL LYNCH FOCUS VALUE FUND, INC.    JANUARY 31, 2004            15

[LOGO] Merrill Lynch Investment Managers

                                                                                           Class C
                                                           -------------------------------------------------------------------------
The following per share data and ratios have been derived  For the Six                            For the
from information provided in the financial statements.     Months Ended                      Year Ended July 31,
                                                           January 31,    ----------------------------------------------------------
Increase (Decrease) in Net Asset Value:                        2004           2003           2002           2001           2000
====================================================================================================================================
Per Share Operating Performance
------------------------------------------------------------------------------------------------------------------------------------
                 Net asset value, beginning of period ..   $      9.42    $      7.90    $     11.17    $     13.07    $     12.94
                                                           -----------------------------------------------------------------------
                 Investment loss--net*** ...............          (.04)          (.08)          (.09)          (.04)          (.03)
                 Realized and unrealized gain (loss) on
                   investments and foreign currency
                   transactions--net ...................          1.95           1.60          (2.50)           .88           1.47
                                                           -----------------------------------------------------------------------
                 Total from investment operations ......          1.91           1.52          (2.59)           .84           1.44
                                                           -----------------------------------------------------------------------
                 Less dividends and distributions:
                    Investment income--net .............            --             --             --           (.02)          (.01)
                    In excess of investment income--net             --             --             --           (.01)            --+
                    Realized gain on investments--net ..            --             --           (.68)         (2.71)         (1.30)
                                                           -----------------------------------------------------------------------
                 Total dividends and distributions .....            --             --           (.68)         (2.74)         (1.31)
                                                           -----------------------------------------------------------------------
                 Net asset value, end of period ........   $     11.33    $      9.42    $      7.90    $     11.17    $     13.07
                                                           =======================================================================
====================================================================================================================================
Total Investment Return**
------------------------------------------------------------------------------------------------------------------------------------
                 Based on net asset value per share ....         20.28%@        19.24%        (23.73%)         6.90%         11.85%
                                                           =======================================================================
====================================================================================================================================
Ratios to Average Net Assets
------------------------------------------------------------------------------------------------------------------------------------
                 Expenses, net of waiver ...............          2.14%*         2.21%          2.19%          2.27%          2.24%
                                                           =======================================================================
                 Expenses ..............................          2.29%*         2.36%          2.32%          2.27%          2.24%
                                                           =======================================================================
                 Investment loss--net ..................          (.76%)*       (1.02%)         (.88%)         (.39%)         (.24%)
                                                           =======================================================================
====================================================================================================================================
Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
                 Net assets, end of period (in thousands)  $    36,545    $    31,492    $    31,763    $    16,776    $    11,570
                                                           =======================================================================
                 Portfolio turnover ....................         52.10%         54.67%        123.59%        112.13%         95.11%
                                                           =======================================================================

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
***   Based on average shares outstanding.
+     Amount is less than $(.01) per share.
@     Aggregate total investment return.
      See Notes to Financial Statements.

16        MERRILL LYNCH FOCUS VALUE FUND, INC.    JANUARY 31, 2004

                                                                                            Class I
                                                           -------------------------------------------------------------------------
The following per share data and ratios have been derived  For the Six                            For the
from information provided in the financial statements.     Months Ended                      Year Ended July 31,@@
                                                           January 31,    ----------------------------------------------------------
Increase (Decrease) in Net Asset Value:                        2004           2003           2002           2001           2000
====================================================================================================================================
Per Share Operating Performance
------------------------------------------------------------------------------------------------------------------------------------
                 Net asset value, beginning of period ..   $     10.36    $      8.60    $     12.04    $     13.89    $     13.71
                                                           -----------------------------------------------------------------------
                 Investment income--net*** .............           .01             --+           .01            .09            .12
                 Realized and unrealized gain (loss) on
                   investments and foreign currency
                   transactions--net ...................          2.16           1.76          (2.71)           .93           1.55
                                                           -----------------------------------------------------------------------
                 Total from investment operations ......          2.17           1.76          (2.70)          1.02           1.67
                                                           -----------------------------------------------------------------------
                 Less dividends and distributions:
                    Investment income--net .............            --             --             --           (.06)          (.18)
                    In excess of investment income--net             --             --             --           (.05)          (.01)
                    Realized gain on investments--net ..            --             --           (.74)         (2.76)         (1.30)
                                                           -----------------------------------------------------------------------
                 Total dividends and distributions .....            --             --           (.74)         (2.87)         (1.49)
                                                           -----------------------------------------------------------------------
                 Net asset value, end of period ........   $     12.53    $     10.36    $      8.60    $     12.04    $     13.89
                                                           =======================================================================
====================================================================================================================================
Total Investment Return**
------------------------------------------------------------------------------------------------------------------------------------
                 Based on net asset value per share ....         20.95%@        20.47%        (22.95%)         8.00%         13.03%
                                                           =======================================================================
====================================================================================================================================
Ratios to Average Net Assets
------------------------------------------------------------------------------------------------------------------------------------
                 Expenses, net of waiver ...............          1.11%*         1.17%          1.16%          1.24%          1.21%
                                                           =======================================================================
                 Expenses ..............................          1.26%*         1.32%          1.28%          1.24%          1.21%
                                                           =======================================================================
                 Investment income--net ................           .26%*          .02%           .14%           .74%           .87%
                                                           =======================================================================
====================================================================================================================================
Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
                 Net assets, end of period (in thousands)  $   181,674    $   161,723    $   154,734    $   192,820    $   223,134
                                                           =======================================================================
                 Portfolio turnover ....................         52.10%         54.67%        123.59%        112.13%         95.11%
                                                           =======================================================================

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
***   Based on average shares outstanding.
+     Amount is less than $.01 per share.
@     Aggregate total investment return.
@@    Effective April 14, 2003, Class A Shares were redesignated Class I Shares.

      See Notes to Financial Statements.


          MERRILL LYNCH FOCUS VALUE FUND, INC.    JANUARY 31, 2004            17

[LOGO] Merrill Lynch Investment Managers

Financial Highlights (concluded)

                                                                                                               Class R
                                                                                                 -----------------------------------
The following per share data and ratios have been derived                                        For the Six         For the Period
from information provided in the financial statements.                                           Month Ended        January 3, 2003+
                                                                                                  January 31,          to July 31,
Increase (Decrease) in Net Asset Value:                                                              2004                 2003
====================================================================================================================================
Per Share Operating Performance
------------------------------------------------------------------------------------------------------------------------------------
                 Net asset value, beginning of period ........................................     $  9.71               $ 8.67
                                                                                                   ----------------------------
                 Investment income (loss)--net*** ............................................          --@@                .04
                 Realized and unrealized gain on investments--net ............................        2.00                 1.00
                                                                                                   ----------------------------
                 Total from investment operations ............................................        2.00                 1.04
                                                                                                   ----------------------------
                 Net asset value, end of period ..............................................     $ 11.71               $ 9.71
                                                                                                   ============================
====================================================================================================================================
Total Investment Return**
------------------------------------------------------------------------------------------------------------------------------------
                 Based on net asset value per share ..........................................       20.60%@              12.00%@
                                                                                                   ============================
====================================================================================================================================
Ratios to Average Net Assets
------------------------------------------------------------------------------------------------------------------------------------
                 Expenses, net of waiver .....................................................        1.61%*               1.67%*
                                                                                                   ============================
                 Expenses ....................................................................        1.76%*               1.82%*
                                                                                                   ============================
                 Investment loss--net ........................................................        (.24%)*              (.27%)*
                                                                                                   ============================
====================================================================================================================================
Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
                 Net assets, end of period (in thousands) ....................................     $    49               $   --++
                                                                                                   ============================
                 Portfolio turnover ..........................................................       52.10%               54.67%
                                                                                                   ============================

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
***   Based on average shares outstanding.
+     Commencement of operations.
++    Amount is less than $1,000.
@     Aggregate total investment return.
@@    Amount is less than $(.01) per share.

      See Notes to Financial Statements.


18        MERRILL LYNCH FOCUS VALUE FUND, INC.    JANUARY 31, 2004

Notes to Financial Statements

1. Significant Accounting Policies:

Merrill Lynch Focus Value Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The Fund offers multiple classes of shares. Shares of Class A and Class I are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. Class R Shares are sold only to certain retirement plans. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B, Class C and Class R Shares bear certain expenses related to the account maintenance of such shares, and Class B, Class C and Class R Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- Equity securities that are held by the Fund that are traded on stock exchanges or the Nasdaq National Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available ask price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Directors of the Fund. Long positions traded in the over-the-counter ("OTC") market, Nasdaq Small Cap or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Directors of the Fund. Short positions traded in the OTC market are valued at the last available ask price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last ask price. Options purchased are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Swap agreements are valued daily based upon quotations from market makers. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the Investment Adviser believes that this method no longer produces fair valuations.

Repurchase agreements are valued at cost plus accrued interest. The Fund employs pricing services to provide certain securities prices for the Fund. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund, including valuations furnished by the pricing services retained by the Fund, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Fund's Board of Directors. Such valuations and procedures will be reviewed periodically by the Board of Directors of the Fund.

Generally, trading in foreign securities, as well as U.S. government securities and money market instruments, is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates also are generally determined prior to the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Fund's net asset value. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Fund's Board of Directors or by the Investment Adviser using a pricing service and/or procedures approved by the Fund's Board of Directors.


          MERRILL LYNCH FOCUS VALUE FUND, INC.    JANUARY 31, 2004            19

[LOGO] Merrill Lynch Investment Managers

(b) Derivative financial instruments -- The Fund may engage in various portfolio investment strategies both to increase the return of the Fund and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Options -- The Fund may write and purchase call and put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

(c) Foreign currency transactions -- Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into U.S. dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(d) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(e) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date. Interest income is recognized on the accrual basis.

(f) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(g) Dividends and distributions -- Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(h) Securities lending -- The Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Where the Fund receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Fund typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Fund receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Fund may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Fund could experience delays and costs in gaining access to the collateral. The Fund also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.


20        MERRILL LYNCH FOCUS VALUE FUND, INC.    JANUARY 31, 2004

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor") which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee of 1.00%, on an annual basis, of the average daily value of the Fund's net assets. FAM has agreed to waive .15% of its fee resulting in an annual fee equal to .85% of the average daily net assets of the Fund. For the six months ended January 31, 2004, FAM earned fees of $2,031,995, of which $304,799 was waived. FAM has entered into a Sub-Advisory Agreement with Merrill Lynch Asset Management U.K. Limited ("MLAM U.K."), an affiliate of FAM, pursuant to which MLAM U.K. provides investment advisory services to FAM with respect to the Fund. There is no increase in the aggregate fees paid by the Fund for these services.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                    Account         Distribution
                                                Maintenance Fee         Fee
--------------------------------------------------------------------------------
Class A ..................................           .25%                --
Class B ..................................           .25%               .75%
Class C ..................................           .25%               .75%
Class R ..................................           .25%               .25%
--------------------------------------------------------------------------------

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class A, Class B, Class C and Class R shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B, Class C and Class R shareholders.

For the six months ended January 31, 2004, FAMD earned underwriting discounts and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class I Shares as follows:

--------------------------------------------------------------------------------
                                                      FAMD                MLPF&S
--------------------------------------------------------------------------------
Class A ..................................          $   970              $12,456
Class I ..................................          $   159              $ 2,837
--------------------------------------------------------------------------------

For the six months ended January 31, 2004, MLPF&S received contingent deferred sales charges of $31,410 and $695 relating to transactions in Class B and Class C Shares, respectively.

The Fund has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to MLPF&S, or its affiliates. Pursuant to that order, the Fund also has retained Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of FAM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. MLIM, LLC may, on behalf of the Fund, invest cash collateral received by the Fund for such loans, among other things, in a private investment company managed by MLIM, LLC or in registered money market funds advised by MLIM, LLC or its affiliates. For the six months ended January 31, 2004, MLIM, LLC received $10,274 in securities lending agent fees.

In addition, MLPF&S received $137,297 in commissions on the execution of portfolio security transactions for the Fund for the six months ended January 31, 2004.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

For the six months ended January 31, 2004, the Fund reimbursed FAM $4,207 for certain accounting services.

Certain officers and/or directors of the Fund are officers and/or directors of FAM, PSI, MLAM U.K., FDS, FAMD, and/or ML & Co.


          MERRILL LYNCH FOCUS VALUE FUND, INC.    JANUARY 31, 2004            21

[LOGO] Merrill Lynch Investment Managers

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended January 31, 2004 were $196,485,684 and $206,825,833, respectively.

Net realized gains for the six months ended January 31, 2004 and net unrealized gains as of January 31, 2004 were as follows:

--------------------------------------------------------------------------------
                                              Realized              Unrealized
                                                Gains                  Gains
--------------------------------------------------------------------------------
Long-term investments ............          $ 29,028,129           $ 71,822,240
                                            -----------------------------------
Total ............................          $ 29,028,129           $ 71,822,240
                                            ===================================

As of January 31, 2004, net unrealized appreciation for Federal income tax purposes aggregated $68,683,510, of which $84,833,707 related to appreciated securities and $16,150,197 related to depreciated securities. At January 31, 2004, the aggregate cost of investments for Federal income tax purposes was $430,493,538.

4. Capital Share Transactions:

Net decrease in net assets derived from capital share transactions was $25,048,007 and $59,592,424 for the six months ended January 31, 2004 and for the year ended July 31, 2003, respectively.

Transactions in capital shares for each class were as follows:

--------------------------------------------------------------------------------
Class A Shares for the Six Months                                      Dollar
Ended January 31, 2004                          Shares                 Amount
--------------------------------------------------------------------------------
Shares sold ......................               419,590           $  4,826,607
Automatic conversion of shares ...               458,440              5,184,780
                                              ---------------------------------
Total issued .....................               878,030             10,011,387
Shares redeemed ..................            (1,131,197)           (12,895,522)
                                              ---------------------------------
Net decrease .....................              (253,167)          $ (2,884,135)
                                              =================================

--------------------------------------------------------------------------------
Class A Shares for the Year                                            Dollar
Ended July 31, 2003                             Shares                 Amount
--------------------------------------------------------------------------------
Shares sold ......................             1,115,902           $ 10,008,293
Automatic conversion of shares ...             1,361,432             12,141,237
                                              ---------------------------------
Total issued .....................             2,477,334             22,149,530
Shares redeemed ..................            (3,523,252)           (31,438,321)
                                              ---------------------------------
Net decrease .....................            (1,045,918)          $ (9,288,791)
                                              =================================

--------------------------------------------------------------------------------
Class B Shares for the Six Months                                      Dollar
Ended January 31, 2004                          Shares                 Amount
--------------------------------------------------------------------------------
Shares sold ......................               427,759           $  4,487,494
Shares redeemed ..................              (704,024)            (7,450,839)
Automatic conversion of shares ...              (491,968)            (5,184,780)
                                              ---------------------------------
Net decrease .....................              (768,233)          $ (8,148,125)
                                              =================================

--------------------------------------------------------------------------------
Class B Shares for the Year                                            Dollar
Ended July 31, 2003                             Shares                 Amount
--------------------------------------------------------------------------------
Shares sold ......................             1,415,246           $ 12,132,676
Shares redeemed ..................            (2,824,190)           (23,919,437)
Automatic conversion of shares ...            (1,451,579)           (12,141,237)
                                              ---------------------------------
Net decrease .....................            (2,860,523)          $(23,927,998)
                                              =================================

--------------------------------------------------------------------------------
Class C Shares for the Six Months                                      Dollar
Ended January 31, 2004                          Shares                 Amount
--------------------------------------------------------------------------------
Shares sold ......................               215,556           $  2,232,001
Shares redeemed ..................              (334,220)            (3,437,555)
                                              ---------------------------------
Net decrease .....................              (118,664)          $ (1,205,554)
                                              =================================

--------------------------------------------------------------------------------
Class C Shares for the Year                                            Dollar
Ended July 31, 2003                             Shares                 Amount
--------------------------------------------------------------------------------
Shares sold ......................               379,209           $  3,177,634
Shares redeemed ..................            (1,054,882)            (8,592,904)
                                              ---------------------------------
Net decrease .....................              (675,673)          $ (5,415,270)
                                              =================================

--------------------------------------------------------------------------------
Class I Shares for the Six Months                                      Dollar
Ended January 31, 2004                          Shares                 Amount
--------------------------------------------------------------------------------
Shares sold ......................               904,951           $ 10,521,632
Shares redeemed ..................            (2,014,119)           (23,379,230)
                                              ---------------------------------
Net decrease .....................            (1,109,168)          $(12,857,598)
                                              =================================

--------------------------------------------------------------------------------
Class I Shares for the Year                                            Dollar
Ended July 31, 2003                             Shares                 Amount
--------------------------------------------------------------------------------
Shares sold ......................             1,542,400           $ 14,042,891
Shares redeemed ..................            (3,917,048)           (35,003,356)
                                              ---------------------------------
Net decrease .....................            (2,374,648)          $(20,960,465)
                                              =================================
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class R Shares for the Six Months                                      Dollar
Ended January 31, 2004                          Shares                 Amount
--------------------------------------------------------------------------------
Shares sold ......................                 4,882           $     55,173
Shares redeemed ..................                  (689)                (7,768)
                                              ---------------------------------
Net increase .....................                 4,193           $     47,405
                                              =================================

--------------------------------------------------------------------------------
Class R Shares for the
Period January 3, 2003+                                                Dollar
to July 31, 2003                                Shares                 Amount
--------------------------------------------------------------------------------
Shares sold ......................                    12           $        100
                                              ---------------------------------
Net increase .....................                    12           $        100
                                              =================================

+     Commencement of operations.


22        MERRILL LYNCH FOCUS VALUE FUND, INC.    JANUARY 31, 2004

Notes to Financial Statements (concluded)

5. Short-Term Borrowings:

The Fund, along with certain other funds managed by FAM and its affiliates, is a party to a $500,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Fund pays a commitment fee of .09% per annum based on the Fund's pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. On November 28, 2003, the credit agreement was renewed for one year under the same terms. The Fund did not borrow under the credit agreement during the six months ended January 31, 2004.

6. Capital Loss Carryforward:

On July 31, 2003, the Fund had a net capital loss carryforward of $40,161,609, of which $9,470,740 expires in 2010 and $30,690,869 expires in 2011. This amount will be available to offset like amounts of any future taxable gains.

Officers and Directors

Terry K. Glenn, President and Director
James H. Bodurtha, Director
Joe Grills, Director
Herbert I. London, Director
Andre F. Perold, Director
Roberta Cooper Ramo, Director
Robert S. Salomon, Jr., Director
Stephen B. Swensrud, Director
Robert C. Doll, Jr., Senior Vice President
Robert J. Martorelli, Vice President and
  Co-Portfolio Manager
Kevin M. Rendino, Vice President and
  Co-Portfolio Manager
Donald C. Burke, Vice President and Treasurer
Phillip S. Gillespie, Secretary

Custodian

J.P. Morgan Chase Bank
Global Securities Services
4 Chase MetroTech Center, 18th Floor
Brooklyn, NY 11245

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-637-3863

          MERRILL LYNCH FOCUS VALUE FUND, INC.    JANUARY 31, 2004            23

[LOGO] Merrill Lynch Investment Managers                         www.mlim.ml.com

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-MER-FUND (1-800-637-3863); (2) on www.mutualfunds.ml.com; and (3) on the Securities and Exchange Commission's website at http://www.sec.gov.

Merrill Lynch Focus Value Fund, Inc.
Box 9011
Princeton, NJ
08543

                                                                  #10263 -- 1/04

Item 2 - Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 - Audit Committee of Listed Registrants - Not Applicable

Item 6 - Reserved

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Reserved

Item 9 - Submission of Matters to a Vote of Security Holders - Not Applicable

Item 10 - Controls and Procedures

10(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

10(b) - There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 11 - Exhibits attached hereto

11(a) - Not Applicable

11(b) - Attached hereto

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

        Merrill Lynch Focus Value Fund, Inc.


        By: /s/ Terry K. Glenn
            -------------------------------
            Terry K. Glenn,
            President of
            Merrill Lynch Focus Value Fund, Inc.

        Date: March 19, 2004

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


        By: /s/ Terry K. Glenn
            -------------------------------
            Terry K. Glenn,
            President of
            Merrill Lynch Focus Value Fund, Inc.

        Date: March 19, 2004


        By: /s/ Donald C. Burke
            -------------------------------
            Donald C. Burke,
            Chief Financial Officer of
            Merrill Lynch Focus Value Fund, Inc.

        Date: March 19, 2004